(Loss) Earnings Per Share - Potential Common Shares were Excluded from Calculation of Diluted Net (Loss) Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	45,949,362	63,479,209	100,088,031
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	19,421,360	32,342,730	68,800,110
RSAs/RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	10,494,737	10,547,669	9,652,231
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	16,033,265	20,588,810	21,635,690